Note 7 - Stock Based Compensation - 10Q (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2013	Dec. 31, 2012
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Schedule of Share-based Compensation, Activity [Table Text Block]
	Shares Underlying Awards	Weighted Average Exercise Price

Outstanding—January 1, 2013	223,500	$6.65
Granted	--	$--
Forfeited	(6,000)	$6.57

Outstanding—September 30, 2013	217,500	$6.66
	Restricted Stock Units	Weighted Average Grant Date Fair Value

Outstanding—January 1, 2013	--	$--
Granted	65,500	$8.97
Forfeited	--	$--

Outstanding—September 30, 2013	65,500	$8.97

Schedule of Share-based Payment Award, Stock Options, Valuation Assumptions [Table Text Block]
	2012	2011
Expected Term (years)	7	7
Annual Dividend Rate	0.00%	0.00%
Risk Free Interest Rate	1.25%	1.74%
Volatility	50.38%	50.77%
Expected forfeiture rate	4.00%	4.00%

Schedule of Share-based Compensation, Stock Options, Activity [Table Text Block]
	Shares	Weighted Average Exercise Price

Outstanding—January 1, 2011	--	$--
Granted	255,500	$6.26
Forfeited	(19,500)	$6.57

Outstanding—December 31, 2011	236,000	$6.23

Granted	67,500	$7.96
Forfeited	(80,000)	$6.52

Outstanding—December 31, 2012	223,500	$6.65